T. ROWE PRICE Mid-Cap Growth Portfolio
March 31, 2024 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 96.1%
COMMUNICATION SERVICES 5.7%
Entertainment 2.6%
Liberty Media Corp-Liberty Formula
One, Class C (1) 70,580 4,630
Spotify Technology (1) 39,800 10,503
15,133
Interactive Media & Services 0.7%
Match Group (1) 91,316 3,313
Reddit, Class A (1) 11,008 543
3,856
Media 2.4%
New York Times, Class A  54,500 2,355
Trade Desk, Class A (1) 131,400 11,487
13,842
Total Communication Services 32,831
CONSUMER
DISCRETIONARY 11.3%
Diversified Consumer Services 0.4%
Bright Horizons Family Solutions (1) 18,200 2,063
2,063
Hotels, Restaurants & Leisure 5.5%
Caesars Entertainment (1) 73,722 3,225
Chipotle Mexican Grill (1) 230 669
Domino's Pizza  21,004 10,436
Hilton Worldwide Holdings  48,800 10,409
Yum! Brands  54,227 7,519
32,258
Specialty Retail 5.0%
Bath & Body Works  106,900 5,347
Burlington Stores (1) 29,700 6,896
Five Below (1) 19,100 3,464
Ross Stores  49,500 7,265
Tractor Supply  5,892 1,542
Ulta Beauty (1) 9,300 4,863
29,377
Textiles, Apparel & Luxury
Goods 0.4%
Birkenstock Holding (1) 24,892 1,176
Lululemon Athletica (1) 3,000 1,172
2,348
Total Consumer Discretionary 66,046
CONSUMER STAPLES 3.6%
Beverages 0.2%
Boston Beer, Class A (1) 4,135 1,259
1,259
Consumer Staples Distribution &
Retail 2.2%
Casey's General Stores  16,700 5,318
Dollar General  10,023 1,564
Dollar Tree (1) 47,249 6,292
13,174
Shares $ Value
(Cost and value in $000s)
‡
Food Products 0.6%
McCormick  18,300 1,406
TreeHouse Foods (1) 54,462 2,121
3,527
Household Products 0.3%
Reynolds Consumer Products  67,300 1,922
1,922
Personal Care Products 0.3%
Kenvue  86,208 1,850
1,850
Total Consumer Staples 21,732
ENERGY 4.6%
Energy Equipment & Services 1.3%
TechnipFMC  213,417 5,359
Weatherford International (1) 21,200 2,447
7,806
Oil, Gas & Consumable Fuels 3.3%
Cheniere Energy  43,300 6,984
Chesapeake Energy  30,800 2,736
Coterra Energy  99,600 2,777
EQT  128,900 4,778
Range Resources  63,700 2,193
19,468
Total Energy 27,274
FINANCIALS 7.5%
Capital Markets 4.8%
Cboe Global Markets  16,300 2,995
Intercontinental Exchange  49,300 6,775
KKR  69,900 7,031
MarketAxess Holdings  13,900 3,048
Raymond James Financial  34,100 4,379
Tradeweb Markets, Class A  38,200 3,979
28,207
Financial Services 0.9%
Corpay (1) 14,300 4,412
Toast, Class A (1) 36,800 917
5,329
Insurance 1.8%
Assurant  37,000 6,965
Axis Capital Holdings  28,400 1,846
Markel Group (1) 1,350 2,054
10,865
Total Financials 44,401
HEALTH CARE 22.6%
Biotechnology 4.5%
Alnylam Pharmaceuticals (1) 25,365 3,791
Apellis Pharmaceuticals (1) 22,364 1,315
Argenx, ADR (1) 9,119 3,590
Ascendis Pharma, ADR (1) 13,600 2,056
Biogen (1) 21,300 4,593
CRISPR Therapeutics (1) 18,172 1,239
Cytokinetics (1) 18,200 1,276
Exact Sciences (1) 26,200 1,809

T. ROWE PRICE Mid-Cap Growth Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Ionis Pharmaceuticals (1) 87,900 3,810
Sarepta Therapeutics (1) 15,254 1,975
Vaxcyte (1) 12,126 828
26,282
Health Care Equipment &
Supplies 7.8%
Alcon  55,100 4,589
Cooper  61,800 6,270
DENTSPLY SIRONA  74,100 2,459
Enovis (1) 60,124 3,755
Hologic (1) 197,300 15,382
QuidelOrtho (1) 59,933 2,873
Teleflex  47,472 10,737
46,065
Health Care Providers &
Services 1.9%
Acadia Healthcare (1) 76,000 6,021
Molina Healthcare (1) 13,200 5,423
11,444
Health Care Technology 1.6%
Veeva Systems, Class A (1) 39,644 9,185
9,185
Life Sciences Tools & Services 6.5%
Agilent Technologies  90,000 13,096
Avantor (1) 362,000 9,256
Bruker  99,502 9,347
Mettler-Toledo International (1) 2,400 3,195
West Pharmaceutical Services  9,145 3,619
38,513
Pharmaceuticals 0.3%
Catalent (1) 36,317 2,050
2,050
Total Health Care 133,539
INDUSTRIALS & BUSINESS
SERVICES 16.9%
Aerospace & Defense 2.6%
BWX Technologies  32,800 3,366
Howmet Aerospace  10,500 718
Textron  118,586 11,376
15,460
Commercial Services &
Supplies 0.9%
Veralto  36,400 3,227
Waste Connections  13,000 2,236
5,463
Construction & Engineering 0.3%
Quanta Services  7,700 2,000
2,000
Electrical Equipment 0.1%
Shoals Technologies Group, Class
A (1) 42,900 480
480
Shares $ Value
(Cost and value in $000s)
‡
Ground Transportation 1.6%
JB Hunt Transport Services  46,800 9,325
9,325
Industrial Conglomerates 0.5%
Roper Technologies  5,500 3,085
3,085
Machinery 4.6%
Esab  56,552 6,253
Fortive  83,100 7,148
IDEX  15,400 3,758
Ingersoll Rand  102,300 9,714
26,873
Passenger Airlines 0.5%
Southwest Airlines  99,800 2,913
2,913
Professional Services 4.5%
Broadridge Financial Solutions  24,100 4,937
Equifax  33,400 8,935
Paylocity Holding (1) 34,000 5,843
TransUnion  47,200 3,767
Verisk Analytics  12,800 3,017
26,499
Trading Companies &
Distributors 1.3%
Ferguson  11,800 2,577
United Rentals  6,800 4,904
7,481
Total Industrials & Business Services 99,579
INFORMATION
TECHNOLOGY 17.7%
Electronic Equipment, Instruments
& Components 2.8%
Amphenol, Class A  50,100 5,779
Cognex  52,500 2,227
Keysight Technologies (1) 47,400 7,412
Littelfuse  3,200 776
16,194
IT Services 0.3%
MongoDB (1) 4,600 1,650
1,650
Semiconductors & Semiconductor
Equipment 7.4%
Astera Labs (1) 1,651 123
Lattice Semiconductor (1) 92,100 7,205
Marvell Technology  226,671 16,066
Microchip Technology  190,200 17,063
NXP Semiconductors  11,700 2,899
43,356
Software 6.9%
Atlassian, Class A (1) 10,500 2,049
CCC Intelligent Solutions Holdings (1) 395,771 4,733
Crowdstrike Holdings, Class A (1) 30,912 9,910
Fair Isaac (1) 5,500 6,873
Fortinet (1) 45,500 3,108

T. ROWE PRICE Mid-Cap Growth Portfolio

Shares $ Value
(Cost and value in $000s)
‡
PTC (1) 48,157 9,099
Tyler Technologies (1) 11,800 5,015
40,787
Technology Hardware, Storage &
Peripherals 0.3%
Pure Storage, Class A (1) 29,000 1,508
1,508
Total Information Technology 103,495
MATERIALS 5.7%
Chemicals 0.4%
RPM International  20,800 2,474
2,474
Construction Materials 1.5%
Martin Marietta Materials  14,389 8,834
8,834
Containers & Packaging 3.8%
Avery Dennison  36,000 8,037
Ball  164,669 11,092
Sealed Air  90,900 3,382
22,511
Total Materials 33,819
REAL ESTATE 0.5%
Real Estate Management &
Development 0.5%
CoStar Group (1) 32,634 3,152
Total Real Estate 3,152
Total Common Stocks (Cost
$337,030) 565,868
Shares $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS 0.2%
HEALTH CARE 0.0%
Biotechnology 0.0%
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $426 (1)(2)(3) 52,622 192
Total Health Care 192
INFORMATION TECHNOLOGY 0.1%
Software 0.1%
Databricks, Series H, Acquisition Date:
8/31/21, Cost $302 (1)(2)(3) 4,103 302
Databricks, Series I, Acquisition Date:
9/14/23, Cost $123 (1)(2)(3) 1,670 123
Nuro, Series D, Acquisition Date:
10/29/21, Cost $293 (1)(2)(3) 14,070 57
Total Information Technology 482
MATERIALS 0.1%
Chemicals 0.1%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $316 (1)(2)(3) 6,674 319
Sila Nano, Series F, Acquisition Date:
1/7/21, Cost $595 (1)(2)(3) 14,417 292
Total Materials 611
Total Convertible Preferred Stocks
(Cost $2,055) 1,285
SHORT-TERM INVESTMENTS 3.8%
Money Market Funds 3.8%
T. Rowe Price Treasury Reserve Fund,
5.37% (4)(5) 22,543,394 22,543
Total Short-Term Investments (Cost
$22,543) 22,543
Total Investments in
Securities 100.1%
(Cost $361,628) $ 589,696
Other Assets Less Liabilities (0.1)% (441)
Net Assets 100.0% $ 589,255
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $1,285 and represents 0.2% of net assets.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts

T. ROWE PRICE Mid-Cap Growth Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Treasury Reserve Fund, 5.37% $ —# $ — $ 265+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
T. Rowe Price Treasury Reserve
Fund, 5.37% $ 17,506  ¤  ¤ $ 22,543^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+
Investment income comprised $265 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $22,543.

T. ROWE PRICE Mid-Cap Growth Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Mid-Cap Growth Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a

T. ROWE PRICE Mid-Cap Growth Portfolio

significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
E305-054Q1 03/24
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 565,868 $ — $ — $ 565,868
Convertible Preferred Stocks — — 1,285 1,285
Short-Term Investments 22,543 — — 22,543
Total $ 588,411 $ — $ 1,285 $ 589,696